Loans at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Loans at amortized cost [Abstract]
Household loans	₩ 120,832,081	₩ 111,590,777
Corporate loans	152,164,476	139,989,642
Public and other loans	2,831,026	2,297,631
Loans to banks	3,585,563	2,969,784
Card receivables	22,447,614	20,640,857
Loans at amortized cost, Gross, Total	301,860,760
Discount	(23,588)	(44,936)
Deferred loan origination costs and fees	497,368	434,746	[1]
Loans at amortized cost before Allowance for credit losses, Total	302,334,540
Allowance for credit losses	(2,725,068)	₩ (2,310,604)
Loans at amortized cost, Net, Total	₩ 299,609,472

[1]	The beginning balance for 2018 was restated in accordance with IFRS 9.